Operations and Reorganization - Contractual agreements with VIEs (Details) - Dec. 31, 2016	USD ($)	CNY (¥)
Dasheng Zhixing
Contractual agreements with VIEs
Consideration for exclusive option to purchase	$ 1.6	¥ 10